UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06071

DWS Institutional Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2012 (Unaudited)

DWS U.S. Bond Index Fund
	Principal Amount ($)	Value ($)
Corporate Bonds 21.7%
Consumer Discretionary 1.6%
CBS Corp., 5.75%, 4/15/2020	200,000	240,467
Comcast Corp.:
5.7%, 5/15/2018	225,000	273,659
6.4%, 5/15/2038	100,000	128,062
6.95%, 8/15/2037	150,000	204,204
DIRECTV Holdings LLC:
3.55%, 3/15/2015	150,000	158,866
5.875%, 10/1/2019	100,000	117,625
Hasbro, Inc., 6.35%, 3/15/2040	100,000	118,923
Home Depot, Inc., 5.4%, 3/1/2016	300,000	347,090
Johnson Controls, Inc., 5.0%, 3/30/2020	150,000	170,674
Lowe's Companies, Inc., 5.0%, 10/15/2015	125,000	140,830
Macy's Retail Holdings, Inc., 6.9%, 1/15/2032	150,000	174,439
McDonald's Corp.:
Series I, 5.8%, 10/15/2017	175,000	215,533
Series I, 6.3%, 10/15/2037	75,000	107,496
McGraw-Hill Companies, Inc., 5.9%, 11/15/2017	50,000	58,822
NBCUniversal Media LLC:
3.65%, 4/30/2015	550,000	588,294
5.15%, 4/30/2020	50,000	59,254
News America, Inc.:
6.4%, 12/15/2035	50,000	61,958
6.65%, 11/15/2037	100,000	126,894
6.9%, 3/1/2019	100,000	125,663
6.9%, 8/15/2039	50,000	64,882
Nordstrom, Inc., 6.25%, 1/15/2018	150,000	182,125
Omnicom Group, Inc., 6.25%, 7/15/2019	100,000	122,651
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/2018	50,000	59,875
Target Corp.:
5.375%, 5/1/2017	200,000	238,541
7.0%, 1/15/2038	75,000	110,017
TCI Communications, Inc., 7.125%, 2/15/2028	100,000	131,309
The Board of Trustees of the Leland Stanford Junior University, 4.75%, 5/1/2019	100,000	120,284
Time Warner Cable, Inc.:
5.85%, 5/1/2017	450,000	536,020
6.75%, 6/15/2039	225,000	293,241
8.75%, 2/14/2019	125,000	170,193
Time Warner Companies, Inc., 6.95%, 1/15/2028	30,000	38,812
Time Warner, Inc.:
4.875%, 3/15/2020	100,000	115,485
5.875%, 11/15/2016	350,000	415,029
6.25%, 3/29/2041	100,000	126,689
6.625%, 5/15/2029	10,000	12,540
7.7%, 5/1/2032	25,000	35,109
VF Corp., 6.45%, 11/1/2037	20,000	27,258
Viacom, Inc., 6.875%, 4/30/2036	100,000	132,071
Walt Disney Co.:
Series B, 5.875%, 12/15/2017	50,000	61,065
6.2%, 6/20/2014	75,000	82,231
Yum! Brands, Inc., 6.25%, 4/15/2016	50,000	57,902

		6,552,082
Consumer Staples 1.9%
Altria Group, Inc.:
9.25%, 8/6/2019	42,000	59,636
9.7%, 11/10/2018	34,000	48,698
10.2%, 2/6/2039	200,000	342,711
Anheuser-Busch Companies, Inc.:
4.95%, 1/15/2014	100,000	105,605
5.5%, 1/15/2018	25,000	30,157
5.95%, 1/15/2033	50,000	63,895
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	150,000	150,369
4.125%, 1/15/2015	200,000	215,687
5.375%, 1/15/2020	300,000	372,501
Beam, Inc., 5.375%, 1/15/2016	18,000	20,488
Bottling Group LLC:
5.0%, 11/15/2013	50,000	52,525
5.5%, 4/1/2016	50,000	57,872
Coca-Cola Refreshments U.S.A., Inc., 7.375%, 3/3/2014	100,000	109,632
ConAgra Foods, Inc.:
7.0%, 4/15/2019	50,000	62,740
7.125%, 10/1/2026	100,000	131,504
Costco Wholesale Corp., 5.5%, 3/15/2017	125,000	150,256
CVS Caremark Corp.:
5.75%, 6/1/2017	300,000	361,813
6.25%, 6/1/2027	100,000	131,093
Estee Lauder Companies, Inc., 6.0%, 5/15/2037	20,000	26,507
General Mills, Inc.:
5.2%, 3/17/2015	225,000	249,560
5.7%, 2/15/2017	50,000	59,680
Kellogg Co.:
4.15%, 11/15/2019	150,000	170,364
Series B, 7.45%, 4/1/2031	50,000	69,824
Kimberly-Clark Corp., 6.625%, 8/1/2037	150,000	220,977
Kraft Foods Group, Inc., 144A, 5.0%, 6/4/2042	50,000	55,779
Kraft Foods, Inc.:
6.125%, 2/1/2018	750,000	915,688
6.5%, 8/11/2017	100,000	122,949
Kroger Co.:
3.9%, 10/1/2015	100,000	108,726
8.0%, 9/15/2029	50,000	66,348
Mead Johnson Nutrition Co.:
4.9%, 11/1/2019	50,000	57,053
5.9%, 11/1/2039	25,000	30,826
Pepsi Bottling Group, Inc., Series B, 7.0%, 3/1/2029	25,000	36,224
PepsiCo, Inc.:
3.1%, 1/15/2015	150,000	158,378
4.5%, 1/15/2020	300,000	351,988
5.0%, 6/1/2018	100,000	118,854
Philip Morris International, Inc.:
5.65%, 5/16/2018	150,000	183,769
6.375%, 5/16/2038	25,000	34,632
Procter & Gamble Co.:
4.7%, 2/15/2019	200,000	237,557
4.85%, 12/15/2015	150,000	170,133
Reynolds American, Inc., 7.625%, 6/1/2016	75,000	90,374
Safeway, Inc., 5.0%, 8/15/2019	100,000	104,197
Sysco Corp., 6.625%, 3/17/2039	50,000	73,265
Wal-Mart Stores, Inc.:
2.875%, 4/1/2015	200,000	211,873
5.0%, 10/25/2040	250,000	303,158
5.25%, 9/1/2035	300,000	371,620
5.875%, 4/5/2027	50,000	67,604
6.2%, 4/15/2038	100,000	137,862
Walgreen Co., 5.25%, 1/15/2019	150,000	176,062

		7,449,013
Energy 2.2%
Alberta Energy Co., Ltd., 7.375%, 11/1/2031	50,000	63,297
Anadarko Holding Co., 7.5%, 10/15/2026	60,000	72,437
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	300,000	347,609
6.2%, 3/15/2040	100,000	122,533
Apache Corp., 6.0%, 1/15/2037	100,000	133,028
Buckeye Partners LP, 6.05%, 1/15/2018	50,000	56,068
Burlington Resources, Inc., 7.375%, 3/1/2029	50,000	68,066
Canadian Natural Resources Ltd.:
5.7%, 5/15/2017	350,000	415,980
6.25%, 3/15/2038	25,000	32,655
Cenovus Energy, Inc., 4.5%, 9/15/2014	200,000	214,531
Chevron Corp., 4.95%, 3/3/2019	300,000	363,762
ConocoPhillips:
4.6%, 1/15/2015	200,000	218,314
5.75%, 2/1/2019	100,000	124,285
6.5%, 2/1/2039	100,000	143,902
6.65%, 7/15/2018	200,000	251,017
ConocoPhillips Holding Co., 6.95%, 4/15/2029	150,000	212,292
DCP Midstream LLC, 8.125%, 8/16/2030	25,000	32,827
Devon Energy Corp., 6.3%, 1/15/2019	50,000	62,076
El Paso Natural Gas Co., 5.95%, 4/15/2017	150,000	172,659
EnCana Corp.:
4.75%, 10/15/2013	50,000	51,906
5.9%, 12/1/2017	150,000	178,287
Energy Transfer Partners LP:
6.125%, 2/15/2017	25,000	28,713
6.625%, 10/15/2036	25,000	28,304
9.0%, 4/15/2019	58,000	74,771
Enterprise Products Operating LLC:
5.25%, 1/31/2020	300,000	351,458
Series G, 5.6%, 10/15/2014	50,000	54,628
Series L, 6.3%, 9/15/2017	150,000	182,448
Series D, 6.875%, 3/1/2033	25,000	31,870
EOG Resources, Inc., 5.625%, 6/1/2019	200,000	245,600
Halliburton Co.:
5.9%, 9/15/2018	75,000	93,901
6.7%, 9/15/2038	75,000	106,489
7.45%, 9/15/2039	50,000	76,439
Hess Corp., 7.125%, 3/15/2033	25,000	33,044
Husky Energy, Inc., 5.9%, 6/15/2014	200,000	217,114
Kinder Morgan Energy Partners LP:
6.85%, 2/15/2020	125,000	156,995
6.95%, 1/15/2038	150,000	191,803
7.3%, 8/15/2033	50,000	63,076
7.4%, 3/15/2031	50,000	63,252
Marathon Petroleum Corp., 6.5%, 3/1/2041	100,000	122,504
Nexen, Inc.:
7.5%, 7/30/2039	150,000	213,765
7.875%, 3/15/2032	50,000	68,391
ONEOK Partners LP:
6.15%, 10/1/2016	75,000	87,482
8.625%, 3/1/2019	25,000	32,826
ONEOK, Inc., 5.2%, 6/15/2015	50,000	54,379
Petro-Canada:
5.95%, 5/15/2035	100,000	122,123
6.8%, 5/15/2038	100,000	136,346
Petroleos Mexicanos, 6.0%, 3/5/2020	300,000	358,500
Plains All American Pipeline LP:
5.75%, 1/15/2020	50,000	60,509
6.5%, 5/1/2018	100,000	123,566
Spectra Energy Capital LLC, 6.2%, 4/15/2018	300,000	362,854
Statoil ASA, 5.25%, 4/15/2019	200,000	242,940
Suncor Energy, Inc., 5.95%, 12/1/2034	50,000	60,768
TransCanada PipeLines Ltd.:
5.85%, 3/15/2036	50,000	65,666
6.2%, 10/15/2037	50,000	67,821
6.35%, 5/15/2067	25,000	26,733
6.5%, 8/15/2018	150,000	188,206
Transocean, Inc.:
6.0%, 3/15/2018	50,000	58,387
6.8%, 3/15/2038	25,000	30,062
Valero Energy Corp.:
6.125%, 2/1/2020	200,000	242,928
6.625%, 6/15/2037	35,000	42,244
7.5%, 4/15/2032	25,000	31,763
Weatherford International Ltd.:
5.5%, 2/15/2016	50,000	54,810
6.0%, 3/15/2018	200,000	229,069
Williams Companies, Inc., 8.75%, 3/15/2032	23,000	31,907
Williams Partners LP:
5.25%, 3/15/2020	300,000	347,646
7.25%, 2/1/2017	50,000	60,801

		8,862,432
Financials 8.6%
ACE INA Holdings, Inc.:
5.7%, 2/15/2017	100,000	118,749
6.7%, 5/15/2036	50,000	71,319
Allstate Corp., 5.35%, 6/1/2033	50,000	59,302
American Express Co.:
6.15%, 8/28/2017	175,000	212,876
7.0%, 3/19/2018	100,000	126,561
8.125%, 5/20/2019	325,000	439,672
American International Group, Inc.:
5.05%, 10/1/2015	100,000	109,562
Series G, 5.85%, 1/16/2018	50,000	57,997
Ameriprise Financial, Inc., 5.3%, 3/15/2020	150,000	176,856
Apache Finance Canada Corp., 7.75%, 12/15/2029	25,000	36,711
Assurant, Inc., 5.625%, 2/15/2014	25,000	26,063
AXA SA, 8.6%, 12/15/2030	50,000	60,458
Bank of America Corp.:
4.75%, 8/1/2015	100,000	107,986
5.125%, 11/15/2014	200,000	215,002
5.375%, 6/15/2014	130,000	138,104
5.625%, 10/14/2016	100,000	112,597
5.75%, 8/15/2016	100,000	109,842
5.75%, 12/1/2017	425,000	488,986
Series L, 7.625%, 6/1/2019	500,000	624,365
Bank of America NA:
5.3%, 3/15/2017	250,000	277,611
6.0%, 10/15/2036	100,000	117,383
Bank of New York Mellon Corp.:
4.3%, 5/15/2014	100,000	106,111
5.45%, 5/15/2019	40,000	47,538
5.5%, 12/1/2017	50,000	58,241
Bank of Nova Scotia, 3.4%, 1/22/2015	400,000	425,288
Bank One Corp., 7.625%, 10/15/2026	50,000	64,380
BB&T Corp., 5.2%, 12/23/2015	500,000	559,512
Bear Stearns Companies LLC:
5.3%, 10/30/2015	150,000	167,314
5.7%, 11/15/2014	100,000	109,508
7.25%, 2/1/2018	285,000	355,638
Berkshire Hathaway Finance Corp.:
4.625%, 10/15/2013	150,000	156,288
5.75%, 1/15/2040	200,000	243,871
Berkshire Hathaway, Inc., 3.2%, 2/11/2015	200,000	212,153
BHP Billiton Finance (U.S.A.) Ltd.:
5.4%, 3/29/2017	150,000	175,574
5.5%, 4/1/2014	50,000	53,632
6.5%, 4/1/2019	50,000	63,650
BlackRock, Inc., 3.5%, 12/10/2014	200,000	212,938
Boston Properties LP, (REIT), 5.875%, 10/15/2019	100,000	119,598
BP Capital Markets PLC, 4.75%, 3/10/2019	350,000	406,543
British Transco Finance, Inc., 6.625%, 6/1/2018	100,000	121,869
Bunge Ltd. Finance Corp., 5.35%, 4/15/2014	50,000	52,797
Capital One Financial Corp., 7.375%, 5/23/2014	250,000	275,146
Caterpillar Financial Services Corp.:
Series F, 4.75%, 2/17/2015	50,000	54,683
5.45%, 4/15/2018	100,000	120,533
6.125%, 2/17/2014	150,000	161,566
Charles Schwab Corp., 4.95%, 6/1/2014	50,000	53,589
China Development Bank Corp., 5.0%, 10/15/2015	50,000	55,343
Chubb Corp.:
6.0%, 5/11/2037	75,000	101,574
Series 1, 6.5%, 5/15/2038	25,000	35,645
Citigroup, Inc.:
5.125%, 5/5/2014	63,000	66,572
5.3%, 1/7/2016	100,000	109,926
5.5%, 2/15/2017	100,000	110,753
5.875%, 2/22/2033	100,000	105,617
6.0%, 8/15/2017	50,000	58,240
6.0%, 10/31/2033	100,000	107,807
6.125%, 11/21/2017	375,000	441,241
6.125%, 5/15/2018	100,000	118,382
6.625%, 6/15/2032	75,000	85,892
8.125%, 7/15/2039	100,000	148,484
8.5%, 5/22/2019	100,000	132,251
CNA Financial Corp., 5.85%, 12/15/2014	100,000	108,491
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/2022	250,000	265,322
Credit Suisse (U.S.A.), Inc.:
4.875%, 1/15/2015	300,000	324,343
5.125%, 8/15/2015	25,000	27,683
Daimler Finance North America LLC, 6.5%, 11/15/2013	75,000	79,838
Deutsche Telekom International Finance BV, 5.75%, 3/23/2016	300,000	341,755
Devon Financing Corp., ULC, 7.875%, 9/30/2031	50,000	72,656
Diageo Capital PLC, 5.75%, 10/23/2017	200,000	244,155
ERP Operating LP, (REIT), 4.75%, 7/15/2020	200,000	228,749
Export-Import Bank of Korea, 5.875%, 1/14/2015	300,000	329,879
Fifth Third Bancorp.:
4.5%, 6/1/2018	50,000	55,353
5.45%, 1/15/2017	25,000	28,148
8.25%, 3/1/2038	50,000	72,420
Ford Motor Credit Co., LLC, 4.25%, 2/3/2017	500,000	531,397
General Electric Capital Corp.:
2.95%, 5/9/2016	100,000	105,741
Series A, 3.75%, 11/14/2014	300,000	317,991
Series A, 4.875%, 3/4/2015	475,000	518,432
Series A, 5.0%, 1/8/2016	150,000	167,004
5.5%, 1/8/2020	200,000	236,603
Series A, 5.625%, 5/1/2018	500,000	589,650
5.875%, 1/14/2038	150,000	178,749
Series A, 6.15%, 8/7/2037	125,000	153,163
Series A, 6.75%, 3/15/2032	100,000	128,102
Genworth Financial, Inc., 5.75%, 6/15/2014	25,000	25,702
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/2018	125,000	153,886
6.375%, 5/15/2038	125,000	178,292
H.J. Heinz Finance Co., 6.75%, 3/15/2032	50,000	63,975
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036	25,000	26,607
HCP, Inc., (REIT), 6.0%, 1/30/2017	250,000	287,731
HSBC Bank U.S.A. NA:
4.625%, 4/1/2014	50,000	52,437
7.0%, 1/15/2039	50,000	65,366
HSBC Finance Corp.:
5.0%, 6/30/2015	50,000	53,970
5.5%, 1/19/2016	100,000	110,556
HSBC Holdings PLC:
5.1%, 4/5/2021	250,000	288,809
6.5%, 5/2/2036	200,000	234,300
Inter-American Development Bank, 3.875%, 9/17/2019	500,000	589,429
International Finance Corp., 3.0%, 4/22/2014	300,000	312,856
Jefferies Group, Inc., 8.5%, 7/15/2019	25,000	28,688
John Deere Capital Corp., 2.95%, 3/9/2015	150,000	158,098
JPMorgan Chase & Co.:
3.7%, 1/20/2015	300,000	317,727
4.625%, 5/10/2021	300,000	335,339
6.0%, 1/15/2018	350,000	417,292
6.125%, 6/27/2017	50,000	58,868
6.3%, 4/23/2019	100,000	122,932
JPMorgan Chase Bank NA, 5.875%, 6/13/2016	250,000	287,486
KeyBank NA:
5.45%, 3/3/2016	25,000	28,092
5.8%, 7/1/2014	350,000	376,502
Lincoln National Corp., 8.75%, 7/1/2019	400,000	524,111
Marsh & McLennan Companies, Inc., 5.75%, 9/15/2015	9,000	10,073
Mellon Funding Corp., 5.0%, 12/1/2014	50,000	53,441
Merrill Lynch & Co., Inc.:
5.0%, 2/3/2014	25,000	26,033
Series C, 5.0%, 1/15/2015	125,000	134,261
6.05%, 5/16/2016	50,000	54,631
Series C, 6.4%, 8/28/2017	50,000	58,168
6.5%, 7/15/2018	50,000	59,016
MetLife, Inc.:
5.0%, 6/15/2015	175,000	194,303
6.4%, 12/15/2036	25,000	26,227
6.75%, 6/1/2016	300,000	359,075
Morgan Stanley:
4.2%, 11/20/2014	100,000	103,947
4.75%, 4/1/2014	500,000	517,595
5.45%, 1/9/2017	100,000	109,060
Series F, 5.625%, 9/23/2019	300,000	327,744
Series F, 6.0%, 4/28/2015	450,000	487,687
6.375%, 7/24/2042	100,000	110,136
7.3%, 5/13/2019	125,000	147,499
National City Corp., 4.9%, 1/15/2015	100,000	109,000
National Rural Utilities Cooperative Finance Corp., Series C, 8.0%, 3/1/2032	100,000	152,455
NiSource Finance Corp.:
5.25%, 9/15/2017	75,000	86,770
5.45%, 9/15/2020	75,000	88,275
Nordic Investment Bank, 5.0%, 2/1/2017	150,000	177,630
Novartis Capital Corp., 4.4%, 4/24/2020	150,000	176,904
Novartis Securities Investment Ltd., 5.125%, 2/10/2019	150,000	180,243
Petrobras International Finance Co.:
5.75%, 1/20/2020	500,000	569,899
5.875%, 3/1/2018	200,000	227,852
PNC Funding Corp.:
4.25%, 9/21/2015	150,000	164,409
6.7%, 6/10/2019	100,000	127,212
Principal Financial Group, Inc., 6.05%, 10/15/2036	300,000	364,551
Principal Life Income Funding Trust, 5.1%, 4/15/2014	25,000	26,603
ProLogis LP, 6.625%, 5/15/2018	125,000	149,353
Protective Life Corp.:
7.375%, 10/15/2019	50,000	59,557
8.45%, 10/15/2039	50,000	64,533
Prudential Financial, Inc.:
Series D, 3.875%, 1/14/2015	100,000	106,213
Series B, 5.1%, 9/20/2014	100,000	108,178
Series B, 5.75%, 7/15/2033	25,000	28,043
Series D, 6.625%, 12/1/2037	50,000	62,256
7.375%, 6/15/2019	100,000	126,460
Rio Tinto Finance (U.S.A.) Ltd., 9.0%, 5/1/2019	200,000	273,481
Shell International Finance BV:
4.3%, 9/22/2019	200,000	233,653
6.375%, 12/15/2038	200,000	288,040
Simon Property Group LP, (REIT):
5.1%, 6/15/2015	50,000	55,153
5.25%, 12/1/2016	100,000	114,564
6.125%, 5/30/2018	130,000	158,768
SLM Corp.:
Series A, 5.0%, 10/1/2013	25,000	25,906
7.25%, 1/25/2022	150,000	168,000
State Street Corp., 4.3%, 5/30/2014	100,000	106,113
Swiss Re Solutions Holding Corp., 6.45%, 3/1/2019	150,000	175,144
Telecom Italia Capital SA:
5.25%, 10/1/2015	175,000	184,187
6.375%, 11/15/2033	75,000	68,438
7.721%, 6/4/2038	100,000	100,500
Teva Pharmaceutical Finance Co. BV, 2.4%, 11/10/2016	200,000	210,132
The Goldman Sachs Group, Inc.:
5.15%, 1/15/2014	100,000	105,000
5.35%, 1/15/2016	125,000	138,105
5.375%, 3/15/2020	300,000	334,790
5.625%, 1/15/2017	25,000	27,553
5.95%, 1/18/2018	50,000	58,062
6.0%, 5/1/2014	400,000	429,392
6.125%, 2/15/2033	50,000	56,197
6.15%, 4/1/2018	250,000	291,795
6.25%, 9/1/2017	200,000	234,434
6.75%, 10/1/2037	300,000	321,385
The Travelers Companies, Inc.:
6.25%, 6/15/2037	150,000	202,180
6.75%, 6/20/2036	50,000	70,007
Total Capital SA, 3.0%, 6/24/2015	200,000	212,852
Toyota Motor Credit Corp., 3.2%, 6/17/2015	200,000	213,387
U.S. Bancorp.:
2.95%, 7/15/2022	200,000	201,903
3.15%, 3/4/2015	150,000	158,973
UBS AG Stamford Branch:
Series 10, 5.875%, 7/15/2016	50,000	54,686
5.875%, 12/20/2017	325,000	384,715
Vale Overseas Ltd.:
6.25%, 1/23/2017	100,000	115,646
6.875%, 11/21/2036	150,000	173,682
6.875%, 11/10/2039	100,000	116,636
Verizon Wireless Capital LLC:
5.55%, 2/1/2014	210,000	223,377
8.5%, 11/15/2018	200,000	280,214
Wachovia Corp.:
4.875%, 2/15/2014	50,000	52,672
5.25%, 8/1/2014	50,000	53,744
5.625%, 10/15/2016	100,000	115,864
5.75%, 6/15/2017	50,000	59,930
Wells Fargo & Co.:
3.5%, 3/8/2022	250,000	266,614
4.625%, 4/15/2014	100,000	104,610
5.0%, 11/15/2014	50,000	53,937
5.125%, 9/15/2016	50,000	56,226
5.375%, 2/7/2035	150,000	183,400
5.625%, 12/11/2017	250,000	300,155
Western Union Co.:
5.93%, 10/1/2016	150,000	176,487
6.2%, 11/17/2036	25,000	28,465
Westpac Banking Corp.:
3.0%, 8/4/2015	350,000	369,442
4.875%, 11/19/2019	200,000	228,348

		34,500,600
Health Care 1.3%
Abbott Laboratories:
5.3%, 5/27/2040	100,000	129,277
6.0%, 4/1/2039	75,000	105,153
6.15%, 11/30/2037	50,000	69,778
Aetna, Inc., 6.625%, 6/15/2036	50,000	65,156
Amgen, Inc.:
4.5%, 3/15/2020	200,000	223,759
4.85%, 11/18/2014	25,000	27,146
5.85%, 6/1/2017	125,000	149,251
AstraZeneca PLC, 5.9%, 9/15/2017	250,000	307,087
Baxter International, Inc.:
2.4%, 8/15/2022	100,000	100,727
4.625%, 3/15/2015	25,000	27,438
Becton Dickinson & Co.:
3.125%, 11/8/2021	150,000	160,652
3.25%, 11/12/2020	100,000	107,857
Boston Scientific Corp., 6.0%, 1/15/2020	100,000	118,865
Bristol-Myers Squibb Co., 5.875%, 11/15/2036	22,000	28,850
Covidien International Finance SA:
6.0%, 10/15/2017	75,000	92,194
6.55%, 10/15/2037	25,000	35,548
Eli Lilly & Co., 5.2%, 3/15/2017	125,000	148,262
Express Scripts Holding Co., 7.25%, 6/15/2019	125,000	161,083
Genentech, Inc., 4.75%, 7/15/2015	50,000	55,633
Johnson & Johnson:
4.85%, 5/15/2041	250,000	321,064
5.55%, 8/15/2017	100,000	121,974
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	50,000	52,321
McKesson Corp., 5.7%, 3/1/2017	75,000	89,771
Medco Health Solutions, Inc., 7.125%, 3/15/2018	75,000	94,170
Medtronic, Inc.:
Series B, 4.75%, 9/15/2015	75,000	83,951
6.5%, 3/15/2039	25,000	36,383
Merck & Co., Inc.:
4.75%, 3/1/2015	100,000	110,163
5.0%, 6/30/2019	350,000	423,590
5.3%, 12/1/2013	50,000	52,793
5.85%, 6/30/2039	25,000	34,254
6.5%, 12/1/2033	25,000	36,211
Pfizer, Inc., 6.2%, 3/15/2019	150,000	191,100
Pharmacia Corp., 6.6%, 12/1/2028	75,000	101,982
Quest Diagnostics, Inc.:
4.75%, 1/30/2020	150,000	167,800
6.95%, 7/1/2037	25,000	32,707
Thermo Fisher Scientific, Inc., 3.15%, 1/15/2023	200,000	206,452
UnitedHealth Group, Inc.:
5.0%, 8/15/2014	9,000	9,688
6.0%, 2/15/2018	500,000	614,084
WellPoint, Inc., 5.85%, 1/15/2036	150,000	173,872
Wyeth LLC:
5.5%, 2/15/2016	50,000	57,871
5.95%, 4/1/2037	150,000	203,286

		5,329,203
Industrials 1.5%
3M Co., 5.7%, 3/15/2037	25,000	34,413
Archer-Daniels-Midland Co., 5.935%, 10/1/2032	75,000	93,468
Boeing Co.:
3.75%, 11/20/2016	100,000	111,694
6.625%, 2/15/2038	50,000	74,187
Burlington Northern Santa Fe LLC, 5.75%, 5/1/2040	250,000	313,120
Canadian National Railway Co., 6.375%, 11/15/2037	50,000	71,066
Caterpillar, Inc., 144A, 3.803%, 8/15/2042	201,000	201,960
CRH America, Inc., 5.3%, 10/15/2013	100,000	104,059
CSX Corp.:
6.0%, 10/1/2036	100,000	125,012
6.15%, 5/1/2037	50,000	63,806
6.25%, 4/1/2015	250,000	284,866
Danaher Corp., 5.625%, 1/15/2018	50,000	60,404
Deere & Co., 8.1%, 5/15/2030	50,000	77,032
Emerson Electric Co.:
4.75%, 10/15/2015	75,000	83,482
5.25%, 10/15/2018	50,000	60,803
6.125%, 4/15/2039	50,000	69,681
General Dynamics Corp., 5.375%, 8/15/2015	100,000	113,067
General Electric Co., 5.25%, 12/6/2017	100,000	118,318
Honeywell International, Inc.:
5.3%, 3/15/2017	50,000	59,114
5.3%, 3/1/2018	50,000	60,732
5.7%, 3/15/2036	50,000	66,284
5.7%, 3/15/2037	50,000	66,719
Illinois Tool Works, Inc., 5.15%, 4/1/2014	300,000	320,791
Ingersoll-Rand Global Holding Co., Ltd., 6.875%, 8/15/2018	300,000	370,973
Koninklijke Philips Electronics NV, 6.875%, 3/11/2038	150,000	206,312
Lockheed Martin Corp.:
4.25%, 11/15/2019	150,000	169,761
Series B, 6.15%, 9/1/2036	75,000	97,253
M.D.C. Holdings, Inc., 5.375%, 7/1/2015	25,000	27,013
Norfolk Southern Corp.:
5.64%, 5/17/2029	96,000	121,080
7.25%, 2/15/2031	100,000	142,873
7.8%, 5/15/2027	4,000	5,755
Norfolk Southern Railway Co., 9.75%, 6/15/2020	40,000	57,356
Pitney Bowes, Inc., 6.25%, 3/15/2019	50,000	55,035
Raytheon Co.:
4.4%, 2/15/2020	100,000	115,864
7.2%, 8/15/2027	75,000	106,009
Republic Services, Inc., 5.0%, 3/1/2020	100,000	115,811
Rockwell Automation, Inc., 6.25%, 12/1/2037	50,000	68,072
Union Pacific Corp.:
5.75%, 11/15/2017	25,000	29,790
7.0%, 2/1/2016	50,000	59,158
7.875%, 1/15/2019	250,000	329,600
United Parcel Service of America, Inc., 8.375%, 4/1/2020	50,000	69,608
United Parcel Service, Inc., 5.5%, 1/15/2018	200,000	243,185
United Technologies Corp.:
4.5%, 6/1/2042	100,000	112,078
4.875%, 5/1/2015	50,000	55,516
5.375%, 12/15/2017	100,000	121,649
6.125%, 7/15/2038	200,000	271,297
Waste Management, Inc.:
7.0%, 7/15/2028	50,000	66,613
7.1%, 8/1/2026	100,000	134,111
Xerox Corp., 6.75%, 2/1/2017	200,000	235,894

		6,021,744
Information Technology 0.7%
Cisco Systems, Inc.:
5.5%, 2/22/2016	250,000	290,340
5.5%, 1/15/2040	200,000	256,779
5.9%, 2/15/2039	50,000	66,218
Corning, Inc., 5.75%, 8/15/2040	50,000	60,721
Dell, Inc., 5.875%, 6/15/2019	350,000	414,214
Hewlett-Packard Co.:
2.2%, 12/1/2015	150,000	152,492
4.75%, 6/2/2014	100,000	105,421
International Business Machines Corp.:
5.6%, 11/30/2039	100,000	133,290
5.7%, 9/14/2017	150,000	183,848
6.5%, 1/15/2028	125,000	172,409
Microsoft Corp.:
4.2%, 6/1/2019	100,000	117,212
5.2%, 6/1/2039	50,000	65,005
Oracle Corp.:
5.0%, 7/8/2019	100,000	121,091
5.25%, 1/15/2016	100,000	114,770
6.125%, 7/8/2039	125,000	171,820
6.5%, 4/15/2038	100,000	143,333
Tyco Electronics Group SA, 6.55%, 10/1/2017	250,000	302,329

		2,871,292
Materials 1.0%
Alcoa, Inc.:
5.55%, 2/1/2017	75,000	84,024
5.9%, 2/1/2027	25,000	26,140
5.95%, 2/1/2037	75,000	75,031
6.15%, 8/15/2020	200,000	220,713
ArcelorMittal:
6.125%, 6/1/2018	100,000	99,345
10.1%, 6/1/2019	75,000	86,391
Barrick Gold Corp., 6.95%, 4/1/2019	125,000	154,880
Cliffs Natural Resources, Inc., 6.25%, 10/1/2040	50,000	48,927
Dow Chemical Co.:
5.25%, 11/15/2041	50,000	56,735
7.6%, 5/15/2014	250,000	276,220
E.I. du Pont de Nemours & Co.:
3.25%, 1/15/2015	200,000	212,433
6.0%, 7/15/2018	175,000	219,988
International Paper Co.:
7.5%, 8/15/2021	125,000	164,087
7.95%, 6/15/2018	100,000	128,706
Monsanto Co.:
5.5%, 8/15/2025	25,000	31,823
Series 1, 5.5%, 7/30/2035	50,000	61,876
Newmont Mining Corp.:
5.125%, 10/1/2019	100,000	114,083
5.875%, 4/1/2035	20,000	22,593
Nucor Corp.:
5.85%, 6/1/2018	25,000	30,183
6.4%, 12/1/2037	50,000	69,259
Potash Corp. of Saskatchewan, Inc., 6.5%, 5/15/2019	100,000	127,992
PPG Industries, Inc.:
6.65%, 3/15/2018	300,000	368,866
7.7%, 3/15/2038	150,000	223,016
Praxair, Inc., 4.5%, 8/15/2019	75,000	86,892
Rio Tinto Alcan, Inc.:
5.2%, 1/15/2014	25,000	26,371
5.75%, 6/1/2035	25,000	30,770
6.125%, 12/15/2033	50,000	63,698
Rohm & Haas Co., 6.0%, 9/15/2017	300,000	358,596
Southern Copper Corp., 6.75%, 4/16/2040	300,000	345,063
Westvaco Corp., 7.95%, 2/15/2031	100,000	131,339

		3,946,040
Telecommunication Services 1.1%
America Movil SAB de CV:
5.75%, 1/15/2015	50,000	55,338
6.125%, 11/15/2037	100,000	128,477
6.125%, 3/30/2040	100,000	130,117
Ameritech Capital Funding Corp., 6.55%, 1/15/2028	100,000	115,299
AT&T, Corp., 8.0%, 11/15/2031	20,000	30,739
AT&T, Inc.:
5.6%, 5/15/2018	200,000	245,072
5.8%, 2/15/2019	250,000	310,966
6.55%, 2/15/2039	300,000	406,647
6.8%, 5/15/2036	50,000	67,820
BellSouth Corp., 6.0%, 11/15/2034	100,000	114,511
British Telecommunications PLC:
5.95%, 1/15/2018	50,000	59,876
9.625%, 12/15/2030	70,000	113,930
Embarq Corp., 7.995%, 6/1/2036	125,000	140,580
France Telecom SA:
5.375%, 7/8/2019	150,000	176,300
8.5%, 3/1/2031	75,000	112,947
Koninklijke (Royal) KPN NV, 8.375%, 10/1/2030	50,000	66,874
Motorola Solutions, Inc., 7.5%, 5/15/2025	50,000	62,300
Rogers Communications, Inc., 6.8%, 8/15/2018	100,000	126,367
Telefonica Emisiones SAU:
6.421%, 6/20/2016	125,000	132,031
7.045%, 6/20/2036	150,000	146,250
Verizon Communications, Inc.:
5.55%, 2/15/2016	100,000	115,703
6.35%, 4/1/2019	675,000	865,452
Verizon Global Funding Corp.:
7.75%, 12/1/2030	100,000	148,645
7.75%, 6/15/2032	100,000	148,713
Vodafone Group PLC:
5.0%, 9/15/2015	175,000	196,615
6.15%, 2/27/2037	125,000	168,143

		4,385,712
Utilities 1.8%
Alabama Power Co.:
5.7%, 2/15/2033	50,000	62,436
6.125%, 5/15/2038	100,000	134,526
American Water Capital Corp., 6.085%, 10/15/2017	100,000	119,403
Atmos Energy Corp., 4.95%, 10/15/2014	25,000	27,067
Cleveland Electric Illuminating Co.:
5.7%, 4/1/2017	150,000	169,523
Series D, 7.88%, 11/1/2017	75,000	94,487
Commonwealth Edison Co.:
5.8%, 3/15/2018	50,000	61,322
Series 106, 6.15%, 9/15/2017	100,000	122,574
Consolidated Edison Co. of New York:
Series 2005-A, 5.3%, 3/1/2035	150,000	185,395
6.2%, 6/15/2036	125,000	172,412
Series 08-B, 6.75%, 4/1/2038	50,000	74,314
Constellation Energy Group, Inc., 4.55%, 6/15/2015	30,000	32,697
Detroit Edison Co., 5.7%, 10/1/2037	50,000	65,572
Dominion Resources, Inc.:
Series C, 5.15%, 7/15/2015	50,000	55,742
Series F, 5.25%, 8/1/2033	100,000	115,752
Series B, 5.95%, 6/15/2035	50,000	63,010
Duke Energy Carolinas LLC:
5.3%, 10/1/2015	75,000	85,067
6.05%, 4/15/2038	140,000	185,214
Duke Energy Indiana, Inc., 6.45%, 4/1/2039	150,000	207,674
Entergy Texas, Inc., 7.125%, 2/1/2019	140,000	172,262
Exelon Corp., 5.625%, 6/15/2035	25,000	28,523
Exelon Generation Co., LLC, 5.2%, 10/1/2019	125,000	141,922
Florida Power & Light Co.:
4.95%, 6/1/2035	50,000	59,822
5.55%, 11/1/2017	400,000	488,953
5.65%, 2/1/2037	50,000	64,918
Florida Power Corp., 5.65%, 6/15/2018	125,000	152,380
Georgia Power Co., 4.25%, 12/1/2019	100,000	113,959
KeySpan Corp., 8.0%, 11/15/2030	50,000	68,721
MidAmerican Energy Co., 5.3%, 3/15/2018	100,000	119,745
MidAmerican Energy Holdings Co.:
6.125%, 4/1/2036	175,000	223,891
6.5%, 9/15/2037	100,000	133,909
Nevada Power Co., Series N, 6.65%, 4/1/2036	25,000	34,482
Northern States Power Co., 6.25%, 6/1/2036	100,000	139,650
NSTAR Electric Co., 4.875%, 4/15/2014	25,000	26,478
Oncor Electric Delivery Co., 7.0%, 9/1/2022	300,000	376,196
Pacific Gas & Electric Co.:
5.4%, 1/15/2040	50,000	61,883
5.625%, 11/30/2017	25,000	30,430
5.8%, 3/1/2037	100,000	127,772
6.05%, 3/1/2034	200,000	262,859
PPL Energy Supply LLC, 5.4%, 8/15/2014	100,000	106,596
Progress Energy, Inc.:
6.0%, 12/1/2039	100,000	125,839
7.75%, 3/1/2031	50,000	70,460
PSEG Power LLC, 5.5%, 12/1/2015	50,000	56,055
Puget Sound Energy, Inc.:
5.483%, 6/1/2035	25,000	31,503
5.795%, 3/15/2040	100,000	133,484
San Diego Gas & Electric Co., 5.35%, 5/15/2040	50,000	65,063
Scottish Power Ltd., 5.375%, 3/15/2015	150,000	158,323
Southern California Edison Co.:
Series 2008-A, 5.95%, 2/1/2038	55,000	73,947
6.0%, 1/15/2034	50,000	66,250
6.05%, 3/15/2039	50,000	68,707
6.65%, 4/1/2029	100,000	132,991
Southern California Gas Co., 5.75%, 11/15/2035	50,000	65,682
Southern Union Co., 8.25%, 11/15/2029	50,000	62,449
Southwestern Electric Power Co.:
Series F, 5.875%, 3/1/2018	150,000	174,957
6.2%, 3/15/2040	100,000	127,649
TransAlta Corp., 4.75%, 1/15/2015	150,000	158,073
Union Electric Co., 6.4%, 6/15/2017	100,000	122,859
United Utilities PLC, 5.375%, 2/1/2019	30,000	32,922
Virginia Electric & Power Co.:
Series A, 5.4%, 1/15/2016	100,000	114,658
5.4%, 4/30/2018	200,000	242,017
8.875%, 11/15/2038	50,000	86,078
Xcel Energy, Inc., 6.5%, 7/1/2036	75,000	102,627

		7,242,131

Total Corporate Bonds (Cost $75,902,596)		87,160,249
Mortgage-Backed Securities Pass-Throughs 29.9%
Federal Home Loan Mortgage Corp.:
2.075% *, 12/1/2033	37,608	39,677
2.375% *, with various maturities from 6/1/2035 until 12/1/2035	125,005	132,987
2.48% *, 9/1/2035	31,241	33,588
2.483% *, 9/1/2035	98,959	106,350
2.546% *, 11/1/2035	43,752	46,387
2.75% *, with various maturities from 3/1/2035 until 5/1/2037	33,154	35,595
2.861% *, 3/1/2036	420,780	449,136
2.923% *, 8/1/2036	20,305	21,488
3.0%, with various maturities from 5/1/2026 until 11/1/2026 (a)	1,277,833	1,351,112
3.028% *, 11/1/2035	67,255	72,052
3.305% *, 4/1/2037	27,285	28,910
3.5%, with various maturities from 5/1/2025 until 7/1/2042 (a)	3,891,018	4,157,720
4.0%, with various maturities from 1/1/2020 until 1/1/2041 (a)	5,548,163	5,964,388
4.5%, with various maturities from 1/1/2020 until 9/1/2041	8,078,786	8,781,233
4.926% *, 12/1/2034	22,173	23,653
5.0%, with various maturities from 12/1/2017 until 3/1/2040	6,284,021	6,852,065
5.477% *, 1/1/2037	19,600	21,068
5.5%, with various maturities from 11/1/2013 until 11/1/2038	3,474,936	3,800,735
5.612% *, 4/1/2036	20,748	22,006
5.685% *, 4/1/2037	88,488	96,509
5.713% *, 9/1/2037	53,295	55,783
5.766% *, 2/1/2038	98,207	106,735
5.844% *, 5/1/2037	45,456	49,456
5.927% *, 12/1/2036	17,078	18,383
6.0%, with various maturities from 9/1/2021 until 7/1/2038	2,851,698	3,151,078
6.02% *, 2/1/2037	25,032	27,125
6.5%, with various maturities from 12/1/2014 until 11/1/2037	1,005,013	1,126,920
7.0%, with various maturities from 12/1/2024 until 12/1/2026	22,071	24,962
7.5%, with various maturities from 5/1/2024 until 6/1/2027	5,652	6,532
Federal National Mortgage Association:
2.345% *, 6/1/2035	72,956	77,215
2.347% *, 6/1/2035	45,980	49,408
2.433% *, 10/1/2036	31,441	33,760
2.5%, 4/1/2027 (a)	500,000	525,625
2.542% *, 11/1/2036	36,799	39,548
2.698% *, 7/1/2035	31,240	33,503
2.712% *, 1/1/2037	17,679	19,000
2.725% *, 6/1/2036	84,250	90,336
2.727% *, 3/1/2035	96,277	103,191
2.769% *, 1/1/2036	67,780	72,843
2.824% *, 3/1/2037	23,755	25,530
2.839% *, 1/1/2037	28,392	30,513
2.935% *, 4/1/2035	85,345	91,720
3.0%, with various maturities from 10/1/2026 until 5/1/2042 (a)	2,709,154	2,867,945
3.417% *, 5/1/2041	129,286	136,804
3.487% *, 6/1/2041	212,417	227,325
3.5%, with various maturities from 11/1/2025 until 8/1/2042 (a)	7,109,622	7,623,316
3.606% *, 5/1/2040	189,794	199,184
3.682% *, 8/1/2036	15,378	16,526
4.0%, with various maturities from 12/1/2020 until 3/1/2042 (a)	11,964,565	12,946,717
4.5%, with various maturities from 2/1/2020 until 7/1/2041 (a)	9,680,850	10,566,524
4.969% *, 8/1/2035	87,964	94,861
5.0%, with various maturities from 11/1/2020 until 9/1/2041	7,094,929	7,807,061
5.5%, with various maturities from 8/1/2019 until 12/1/2038	2,672,248	2,934,618
5.563% *, 1/1/2036	72,463	76,633
5.986% *, 9/1/2036	15,997	17,192
6.0%, with various maturities from 12/1/2016 until 11/1/2037	2,635,013	2,932,718
6.5%, with various maturities from 1/1/2018 until 1/1/2038	1,788,310	2,017,539
7.0%, with various maturities from 10/1/2015 until 6/1/2038	436,881	496,033
7.5%, with various maturities from 1/1/2024 until 4/1/2028	13,318	15,499
8.0%, with various maturities from 12/1/2021 until 11/1/2031	20,838	24,579
8.5%, with various maturities from 12/1/2025 until 8/1/2031	6,642	7,859
Government National Mortgage Association:
3.0% *, 6/20/2041	269,918	282,211
3.5%, with various maturities from 10/20/2041 until 8/20/2042 (a)	4,364,542	4,777,671
4.0%, with various maturities from 11/15/2024 until 5/20/2042 (a)	5,392,823	5,937,566
4.5%, with various maturities from 5/15/2039 until 1/20/2041 (a)	8,664,218	9,596,065
5.0%, with various maturities from 10/20/2035 until 9/20/2041 (a)	4,558,156	5,048,383
5.5%, with various maturities from 9/15/2033 until 10/20/2040	2,627,528	2,942,466
6.0%, with various maturities from 2/15/2029 until 9/20/2040	1,990,308	2,251,721
6.5%, with various maturities from 11/15/2023 until 10/20/2037	532,322	605,994
7.0%, 1/15/2039	66,494	76,947
7.5%, with various maturities from 8/15/2029 until 6/15/2032	27,986	32,862
8.0%, with various maturities from 7/15/2022 until 3/15/2032	50,532	59,635

Total Mortgage-Backed Securities Pass-Throughs (Cost $114,739,018)		120,416,279
Asset-Backed 0.3%
Automobile Receivables 0.1%
Ford Credit Auto Owner Trust, "A4", Series 2011-B, 1.35%, 12/15/2016	100,000	101,673
Honda Auto Receivables Owner Trust, "A4", Series 2012-1, 0.97%, 4/16/2018	125,000	126,599
Nissan Auto Receivables Owner Trust, "A3", Series 2011-B, 0.95%, 2/16/2016	125,000	126,247

		354,519
Credit Card Receivables 0.2%
Chase Issuance Trust, "A2", Series 2006-A2, 5.16%, 4/16/2018	150,000	172,453
Citibank Credit Card Issuance Trust:
"A8", Series 2004-A8, 4.9%, 12/12/2016	100,000	109,720
"A3", Series 2006-A3, 5.3%, 3/15/2018	100,000	116,074
"A8", Series 2007-A8, 5.65%, 9/20/2019	200,000	244,899
"A3", Series 2007-A3, 6.15%, 6/15/2039	35,000	48,215

		691,361
Utilities 0.0%
CenterPoint Energy Transition Bond Co., LLC, "A4", Series 2005-A, 5.17%, 8/1/2019	100,000	114,460
Entergy Texas Restoration Funding LLC, "A3", Series 2009-A, 4.38%, 11/1/2023	50,000	58,731

		173,191

Total Asset-Backed (Cost $1,132,283)		1,219,071
Commercial Mortgage-Backed Securities 1.9%
Banc of America Commercial Mortgage, Inc.:
"A6", Series 2004-4, 4.877%, 7/10/2042	120,000	127,571
"AJ", Series 2005-6, 5.19% *, 9/10/2047	100,000	106,423
"AM", Series 2006-6, 5.39%, 10/10/2045	150,000	155,902
"A4", Series 2007-1, 5.451%, 1/15/2049	100,000	115,377
"AM", Series 2006-4, 5.675%, 7/10/2046	100,000	111,518
Bear Stearns Commercial Mortgage Securities, Inc.:
"A4", Series 2004-T14, 5.2%, 1/12/2041	500,000	525,409
"A4", Series 2007-T26, 5.471%, 1/12/2045	100,000	116,173
"A4", Series 2006-T24, 5.537%, 10/12/2041	300,000	347,956
"A4", Series 2006-PW13, 5.54%, 9/11/2041	250,000	288,895
Commercial Mortgage Pass-Through Certificates:
"A4", Series 2006-C8, 5.306%, 12/10/2046	220,000	251,801
"A4", Series 2007-C9, 5.801% *, 12/10/2049	100,000	119,059
Credit Suisse Mortgage Capital Certificates:
"A3", Series 2006-C5, 5.311%, 12/15/2039	100,000	113,748
"A4", Series 2006-C1, 5.41% *, 2/15/2039	380,000	431,203
"A3", Series 2006-C4, 5.467%, 9/15/2039	125,000	141,026
Greenwich Capital Commercial Funding Corp.:
"A7", Series 2004-GG1, 5.317% *, 6/10/2036	200,000	211,170
"A4", Series 2007-GG11, 5.736%, 12/10/2049	115,000	134,142
GS Mortgage Securities Corp. II:
"A4A", Series 2005-GG4, 4.751%, 7/10/2039	100,000	108,774
"A6", Series 2004-GG2, 5.396%, 8/10/2038	100,000	107,068
"A4", Series 2006-GG6, 5.553%, 4/10/2038	100,000	113,583
GS Mortgage Securities Trust, "A4", Series 2007-GG10, 5.789% *, 8/10/2045	125,000	143,151
JPMorgan Chase Commercial Mortgage Securities Corp.:
"AJ", Series 2005-LDP5, 5.321% *, 12/15/2044	100,000	106,721
"A3", Series 2006-LDP9, 5.336%, 5/15/2047	323,000	368,778
"A3", Series 2007-LDPX, 5.42%, 1/15/2049	125,000	143,818
"A4", Series 2007-CB18, 5.44%, 6/12/2047	100,000	115,179
"A4", Series 2007-CB19, 5.728% *, 2/12/2049	100,000	117,445
"A4", Series 2007-LD11, 5.813% *, 6/15/2049	380,000	439,841
LB-UBS Commercial Mortgage Trust:
"A2", Series 2006-C6, 5.262%, 9/15/2039	2,348	2,351
"A3", Series 2007-C2, 5.43%, 2/15/2040	175,000	200,193
"AM", Series 2006-C3, 5.712%, 3/15/2039	50,000	54,773
"A3", Series 2007-C7, 5.866%, 9/15/2045	105,000	125,071
"A2", Series 2008-C1, 6.157% *, 4/15/2041	300,000	363,391
Morgan Stanley Capital I:
"A2", Series 2011-C3, 3.224%, 7/15/2049	100,000	108,269
"A4", Series 2005-HQ5, 5.168%, 1/14/2042	400,000	432,318
"A4", Series 2007-T27, 5.653% *, 6/11/2042	185,000	218,810
UBS Commercial Mortgage Trust, "A3", Series 2012-C1, 3.4%, 5/10/2045	175,000	188,113
Wachovia Bank Commercial Mortgage Trust:
"A4", Series 2005-C22, 5.294% *, 12/15/2044	500,000	562,924
"AM", Series 2005-C22, 5.344% *, 12/15/2044	100,000	108,135
"AM", Series 2006-C26, 5.966% *, 6/15/2045	130,000	145,182

Total Commercial Mortgage-Backed Securities (Cost $6,656,623)		7,571,261
Government & Agency Obligations 43.2%
Other Government Related (b) 1.3%
European Investment Bank:
2.375%, 3/14/2014	1,200,000	1,233,792
4.625%, 5/15/2014	450,000	479,911
4.875%, 2/15/2036	200,000	237,390
5.125%, 5/30/2017	50,000	59,531
Hydro-Quebec, Series HY, 8.4%, 1/15/2022	100,000	144,201
International Bank for Reconstruction & Development:
4.75%, 2/15/2035	25,000	31,185
5.0%, 4/1/2016	50,000	57,830
8.625%, 10/15/2016	100,000	130,094
Japan Bank for International Corp., 2.875%, 2/2/2015	300,000	316,334
KFW:
Zero Coupon, 6/29/2037	500,000	233,595
2.375%, 8/25/2021	200,000	207,220
2.625%, 3/3/2015	600,000	631,440
3.5%, 3/10/2014	100,000	104,579
4.125%, 10/15/2014	150,000	161,285
Landwirtschaftliche Rentenbank:
3.125%, 7/15/2015	200,000	214,180
5.125%, 2/1/2017	100,000	118,060
Oesterreichische Kontrollbank AG, 4.5%, 3/9/2015	350,000	381,920
Pemex Project Funding Master Trust:
5.75%, 3/1/2018	200,000	234,250
6.625%, 6/15/2035	50,000	62,750

		5,039,547
Sovereign Bonds 2.0%
Export Development Canada, 3.125%, 4/24/2014	300,000	313,290
Federal Republic of Brazil:
5.625%, 1/7/2041	250,000	320,000
6.0%, 1/17/2017	100,000	119,375
7.125%, 1/20/2037	50,000	75,375
7.875%, 3/7/2015	300,000	349,950
8.875%, 10/14/2019	100,000	144,750
8.875%, 4/15/2024	100,000	161,750
11.0%, 8/17/2040	755,000	964,512
Government of Canada, 2.375%, 9/10/2014	300,000	312,300
Province of Ontario:
4.0%, 10/7/2019	300,000	347,408
4.4%, 4/14/2020	500,000	593,194
4.5%, 2/3/2015	150,000	163,845
4.95%, 11/28/2016	25,000	29,238
Province of Quebec:
4.625%, 5/14/2018	50,000	59,075
5.125%, 11/14/2016	50,000	58,705
Series NN, 7.125%, 2/9/2024	100,000	140,411
Series PD, 7.5%, 9/15/2029	100,000	154,764
Republic of Colombia, 4.375%, 7/12/2021	250,000	287,875
Republic of Italy:
4.5%, 1/21/2015	250,000	258,750
5.375%, 6/12/2017	300,000	314,310
5.375%, 6/15/2033	100,000	94,284
Republic of Korea:
4.875%, 9/22/2014	50,000	53,830
5.125%, 12/7/2016	100,000	115,671
Republic of Panama:
5.2%, 1/30/2020	100,000	120,150
7.25%, 3/15/2015	300,000	343,500
Republic of Peru:
6.55%, 3/14/2037	50,000	73,625
7.35%, 7/21/2025	315,000	461,475
Republic of Poland, 6.375%, 7/15/2019	200,000	247,000
Republic of South Africa, 6.875%, 5/27/2019	100,000	125,880
State of Israel, 5.125%, 3/26/2019	100,000	115,300
United Mexican States:
5.625%, 1/15/2017	670,000	783,230
Series A, 6.75%, 9/27/2034	216,000	307,584

		8,010,406
U.S. Government Sponsored Agencies 4.7%
Federal Home Loan Bank:
0.375%, 11/27/2013	500,000	500,802
0.375%, 1/29/2014	1,000,000	1,001,797
0.5%, 11/20/2015	1,500,000	1,506,309
Series 1, 1.0%, 6/21/2017	1,000,000	1,012,024
Federal Home Loan Mortgage Corp.:
1.0%, 8/20/2014	1,000,000	1,013,005
2.375%, 1/13/2022	500,000	524,561
2.5%, 4/23/2014	2,200,000	2,277,147
2.5%, 5/27/2016	1,000,000	1,070,412
2.875%, 2/9/2015	1,000,000	1,060,715
3.75%, 3/27/2019	1,000,000	1,165,242
6.25%, 7/15/2032	300,000	453,337
6.75%, 9/15/2029	3,000	4,583
Federal National Mortgage Association:
0.5%, 5/27/2015	1,000,000	1,003,122
0.5%, 7/2/2015	1,000,000	1,002,830
0.75%, 12/19/2014	2,000,000	2,018,648
1.625%, 10/26/2015	2,000,000	2,073,074
6.25%, 5/15/2029	250,000	364,719
7.125%, 1/15/2030	50,000	79,752
7.25%, 5/15/2030	200,000	324,233
Tennessee Valley Authority, 5.25%, 9/15/2039	225,000	298,265

		18,754,577
U.S. Treasury Obligations 35.2%
U.S. Treasury Bonds:
3.125%, 11/15/2041	250,000	266,328
3.125%, 2/15/2042	1,000,000	1,063,750
3.5%, 2/15/2039	1,000,000	1,147,969
3.875%, 8/15/2040	500,000	610,860
4.25%, 5/15/2039	2,225,000	2,883,113
4.375%, 2/15/2038	565,000	743,769
4.375%, 11/15/2039	1,290,000	1,705,018
4.375%, 5/15/2040	900,000	1,190,672
4.375%, 5/15/2041	1,000,000	1,325,000
4.5%, 2/15/2036	50,000	66,703
4.5%, 8/15/2039	2,500,000	3,364,845
4.625%, 2/15/2040	1,100,000	1,509,750
6.0%, 2/15/2026	385,000	563,484
6.25%, 8/15/2023	1,200,000	1,741,313
7.25%, 8/15/2022	415,000	633,134
7.625%, 11/15/2022	90,000	141,159
7.875%, 2/15/2021	1,300,000	1,983,719
8.0%, 11/15/2021	565,000	884,975
U.S. Treasury Notes:
0.25%, 9/15/2015	5,000,000	4,991,405
0.375%, 3/15/2015	4,000,000	4,009,688
0.625%, 8/31/2017	5,000,000	5,003,125
0.875%, 11/30/2016	2,000,000	2,032,344
0.875%, 2/28/2017	7,000,000	7,107,737
1.0%, 1/15/2014	4,000,000	4,040,468
1.375%, 11/30/2015	5,000,000	5,161,330
1.5%, 12/31/2013	1,000,000	1,016,094
1.625%, 8/15/2022	1,000,000	998,906
1.75%, 3/31/2014	3,000,000	3,068,202
1.875%, 2/28/2014	4,000,000	4,093,280
1.875%, 6/30/2015	5,000,000	5,215,625
2.0%, 11/30/2013	1,100,000	1,122,859
2.0%, 11/15/2021	1,000,000	1,043,984
2.0%, 2/15/2022	2,000,000	2,080,156
2.125%, 11/30/2014	2,000,000	2,080,156
2.125%, 8/15/2021	8,500,000	8,991,402
2.25%, 5/31/2014	2,500,000	2,583,398
2.25%, 1/31/2015	2,000,000	2,091,876
2.25%, 3/31/2016	4,000,000	4,260,000
2.375%, 8/31/2014	3,000,000	3,121,758
2.375%, 9/30/2014	1,200,000	1,251,000
2.5%, 4/30/2015	5,000,000	5,284,375
2.625%, 7/31/2014	2,250,000	2,347,911
2.625%, 2/29/2016	1,750,000	1,883,984
2.625%, 8/15/2020	3,250,000	3,593,028
3.0%, 8/31/2016	2,000,000	2,198,282
3.125%, 9/30/2013	2,500,000	2,572,950
3.25%, 3/31/2017	3,500,000	3,920,819
3.375%, 11/15/2019	1,500,000	1,739,063
3.625%, 8/15/2019	2,500,000	2,936,327
3.625%, 2/15/2020	4,000,000	4,713,752
3.625%, 2/15/2021	2,000,000	2,367,656
3.75%, 11/15/2018	475,000	557,531
4.0%, 8/15/2018	600,000	711,235
4.25%, 11/15/2013	2,950,000	3,083,670
4.5%, 11/15/2015	1,480,000	1,670,896
4.5%, 2/15/2016	660,000	751,369
4.5%, 5/15/2017	1,140,000	1,344,576
4.875%, 8/15/2016	2,425,000	2,836,683

		141,704,461

Total Government & Agency Obligations (Cost $161,002,058)		173,508,991
Municipal Bonds and Notes 1.3%
California, Bay Area Toll Authority, Toll Bridge Revenue, Build America Bonds, 6.263%, 4/1/2049	200,000	285,296
California, Metropolitan Water District of Southern California, Build America Bonds, 6.947%, 7/1/2040	100,000	124,389
California, State Build America Bonds:
7.3%, 10/1/2039	350,000	467,939
7.55%, 4/1/2039	90,000	123,338
Chicago, IL, Board of Education, Qualified School Construction Bond, 6.319%, 11/1/2029	100,000	116,930
Chicago, IL, Transit Authority, Transfer Tax Receipts Revenue, Series A, 6.899%, 12/1/2040	50,000	60,915
Chicago, IL, Taxable Project, Series C1, 7.781%, 1/1/2035	50,000	65,338
Clark County, NV, Airport Revenue, Build America Bonds, Series C, 6.82%, 7/1/2045	120,000	172,862
Connecticut, State General Obligation, Series A, 5.85%, 3/15/2032	200,000	253,668
East Bay, CA, Municipal Utility District Water Systems Revenue, Build America Bonds, 5.874%, 6/1/2040	100,000	135,316
Georgia, Municipal Electric Authority, Build America Bonds, Plant Vogtle Units 3 & 4 Project, Series J, 6.637%, 4/1/2057	100,000	117,985
Illinois, State General Obligation, Taxable Pension, 5.1%, 6/1/2033	275,000	267,784
Illinois, State Build America Bonds, 6.63%, 2/1/2035	300,000	339,873
Los Angeles, CA, Department of Airports Revenue, Build America Bonds, Series C, 6.582%, 5/15/2039	125,000	164,250
Los Angeles, CA, Unified School District, Build America Bonds, 6.758%, 7/1/2034	200,000	267,460
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series B, 6.731%, 7/1/2043	50,000	60,011
New Jersey, State Transportation Trust Fund Authority, Build America Bonds:
Series C, 6.104%, 12/15/2028	300,000	349,530
Series B, 6.561%, 12/15/2040	50,000	68,065
New York, State Dormitory Authority, Personal Income Tax Revenue, Build America Bonds, 5.6%, 3/15/2040	125,000	158,885
New York, State Dormitory Authority, State Personal Income Tax Revenue, Build America Bonds, 5.628%, 3/15/2039	25,000	31,355
New York, Metropolitan Transportation Authority Revenue, Build America Bonds, 5.871%, 11/15/2039	150,000	181,491
New York, Build America Bonds, Series F-1, 6.646%, 12/1/2031	100,000	122,912
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Build America Bonds:
5.724%, 6/15/2042	100,000	135,402
5.75%, 6/15/2041	200,000	271,252
North Texas, Tollway Authority Revenue, Build America Bonds, 6.718%, 1/1/2049	100,000	138,315
Ohio, State University General Receipts, Build America Bonds, 4.91%, 6/1/2040	50,000	60,264
Oregon, State General Obligation, Taxable Pension, 5.892%, 6/1/2027	25,000	31,171
Pennsylvania, State Public School Building Authority Revenue, Qualified School Construction Bond, Series A, 5.0%, 9/15/2027	100,000	115,898
Phoenix, AZ, Build America Bonds, Series A, 5.269%, 7/1/2034	40,000	47,262
Port Authority of New York & New Jersey, One Hundred Sixty-fourth Series, 5.647%, 11/1/2040	150,000	189,964
San Antonio, TX, Electric & Gas Revenue, Build America Bonds, 5.985%, 2/1/2039	50,000	68,081
Texas, University Revenues, Build America Bonds, Series C, 4.794%, 8/15/2046	50,000	59,813
Texas, State Transportation Commission Revenue, Build America Bonds, Series B, 5.178%, 4/1/2030	50,000	61,062
Texas, Build America Bonds, 5.517%, 4/1/2039	50,000	66,181
Utah, Build America Bonds, Series B, 3.539%, 7/1/2025	50,000	54,671
Washington, Central Puget Sound Regional Transit Authority, Sales & Use Tax Revenue, Build American Bonds, 5.491%, 11/1/2039	50,000	63,824

Total Municipal Bonds and Notes (Cost $4,304,198)		5,298,752

	Shares	Value ($)

Cash Equivalents 8.9%
Central Cash Management Fund, 0.15% (c) (Cost $35,886,787)	35,886,787	35,886,787

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $399,623,563) †	107.2	431,061,390
Other Assets and Liabilities, Net	(7.2)	(29,095,103)

Net Assets	100.0	401,966,287

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2012.

†
The cost for federal income tax purposes was $399,647,994.  At September 30, 2012, net unrealized appreciation for all securities based on tax cost was $31,413,396.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $31,519,790 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $106,394.

(a)	When-issued or delayed delivery security included.
(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2012in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(d)
Corporate Bonds	$—	$87,160,249	$—	$87,160,249
Mortgage-Backed Securities Pass-Throughs	—	120,416,279	—	120,416,279
Asset-Backed	—	1,219,071	—	1,219,071
Commercial Mortgage-Backed Securities	—	7,571,261	—	7,571,261
Government & Agency Obligations	—	173,508,991	—	173,508,991
Municipal Bonds and Notes	—	5,298,752	—	5,298,752
Short-Term Investments	35,886,787	—	—	35,886,787
Total	$35,886,787	$395,174,603	$—	$431,061,390

There have been no transfers between fair value measurement levels during the period ended September 30, 2012.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS U.S. Bond Index Fund, a series of DWS Institutional Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 20, 2012